Distribution Date:	03/17/26	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Attention: JPMBB 2015-C32 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	106,611,817.16	5,576,762.77	319,675.53	0.00	0.00	5,896,438.30	101,035,054.39	73.38%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00	59.77%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00	44.64%	20.50%
C	46590JBC0	4.494295%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00	18.55%	11.88%
D	46590JBE6	3.994295%	50,232,000.00	50,232,000.00	0.00	0.00	0.00	0.00	0.00	50,232,000.00	5.32%	7.50%
E*	46590JAE7	4.494295%	28,705,000.00	20,841,122.66	0.00	0.00	0.00	655,876.65	0.00	20,185,246.01	0.00%	5.00%
F	46590JAG2	4.494295%	11,481,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.00%
G	46590JAJ6	4.494295%	11,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
NR	46590JAL1	4.494295%	34,444,648.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	385,788,939.82	5,576,762.77	319,675.53	0.00	655,876.65	5,896,438.30	379,556,300.40

X-A	46590JAY3	0.770028%	855,381,000.00	158,278,817.16	0.00	101,565.91	0.00	0.00	101,565.91	152,702,054.39
X-B	46590JAZ0	0.105495%	57,408,000.00	57,408,000.00	0.00	5,046.89	0.00	0.00	5,046.89	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	364,947,817.16	0.00	127,542.80	0.00	0.00	127,542.80	359,371,054.39

Deal Distribution Total					5,576,762.77	447,218.33	0.00	655,876.65	6,023,981.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590JAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590JAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46590JAW7	453.94546939	23.74545581	1.36115547	0.00000000	0.00000000	0.00000000	0.00000000	25.10661129	430.20001358
A-SB	46590JAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590JBA4	1,000.00000000	0.00000000	0.00000000	3.32033329	33.20333288	0.00000000	0.00000000	0.00000000	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	0.00000000	3.65733330	46.65387925	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	0.00000000	3.74524594	88.97848216	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	0.00000000	3.32857939	127.33897655	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590JAE7	726.04503257	0.00000000	0.00000000	2.71921721	237.11571677	0.00000000	22.84886431	0.00000000	703.19616826
F	46590JAG2	0.00000000	0.00000000	0.00000000	0.00000000	226.60430799	0.00000000	0.00000000	0.00000000	0.00000000
G	46590JAJ6	0.00000000	0.00000000	0.00000000	0.00000000	226.75029960	0.00000000	0.00000000	0.00000000	0.00000000
NR	46590JAL1	0.00000000	0.00000000	0.00000000	0.00000000	182.58103784	0.00000000	0.00000000	0.00000000	0.00000000
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	185.03896762	0.00000000	0.11873763	0.00000000	0.00000000	0.00000000	0.00000000	0.11873763	178.51934330
X-B	46590JAZ0	1,000.00000000	0.00000000	0.08791266	0.00000000	0.00000000	0.00000000	0.00000000	0.08791266	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	02/01/26 - 02/28/26	30	0.00	319,675.53	0.00	319,675.53	0.00	0.00	0.00	319,675.53	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/26 - 02/28/26	30	0.00	101,565.91	0.00	101,565.91	0.00	0.00	0.00	101,565.91	0.00
X-B	02/01/26 - 02/28/26	30	0.00	5,046.89	0.00	5,046.89	0.00	0.00	0.00	5,046.89	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/26 - 02/28/26	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	02/01/26 - 02/28/26	30	1,543,964.94	171,551.66	0.00	171,551.66	171,551.66	0.00	0.00	0.00	1,715,516.60
B	02/01/26 - 02/28/26	30	2,468,345.71	209,960.19	0.00	209,960.19	209,960.19	0.00	0.00	0.00	2,678,305.90
C	02/01/26 - 02/28/26	30	8,440,562.15	370,887.96	0.00	370,887.96	370,887.96	0.00	0.00	0.00	8,811,450.11
D	02/01/26 - 02/28/26	30	6,229,290.27	167,201.20	0.00	167,201.20	167,201.20	0.00	0.00	0.00	6,396,491.47
E	02/01/26 - 02/28/26	30	6,728,351.52	78,055.13	0.00	78,055.13	78,055.13	0.00	0.00	0.00	6,806,406.65
F	N/A	N/A	2,601,644.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,601,644.06
G	N/A	N/A	2,603,546.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,603,546.94
NR	N/A	N/A	6,288,939.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6,288,939.58
Totals			36,904,645.17	1,444,874.47	0.00	1,444,874.47	997,656.14	0.00	0.00	447,218.33	37,902,301.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.494295%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	0.00	0.00	0.00	0.00	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	6,023,981.10	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,424,297.60	Master Servicing Fee	2,083.96
Interest Reductions due to Nonrecoverability Determination	(983,788.70)	Certificate Administrator Fee	1,054.74
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	903.39
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	25,857.15	Total Fees	4,252.09
Total Interest Collected	466,366.05

Principal		Expenses/Reimbursements
Scheduled Principal	301,797.99	Reimbursement for Interest on Advances	(330.83)
Unscheduled Principal Collections		ASER Amount	19,251.32
Principal Prepayments	5,930,841.43	Special Servicing Fees (Monthly)	75,325.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,318.81)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	575,208.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,231,320.61	Total Expenses/Reimbursements	669,453.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	447,218.33
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	5,576,762.77
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,023,981.10
Total Funds Collected	6,697,686.66	Total Funds Distributed	6,697,686.68

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	385,788,939.82	385,788,939.82	Beginning Certificate Balance	385,788,939.82
(-) Scheduled Principal Collections	301,797.99	301,797.99	(-) Principal Distributions	5,576,762.77
(-) Unscheduled Principal Collections	5,930,841.43	5,930,841.43	(-) Realized Losses	655,876.65
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,318.81
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	575,208.00
(-) Realized Losses from Collateral	1,318.81	1,318.81	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	79,349.84
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	379,556,300.40	379,556,300.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	400,063,336.29	400,063,336.29	Ending Certificate Balance	379,556,300.40
Ending Actual Collateral Balance	393,905,299.11	393,905,299.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	48,041,831.38	0.00	UC / (OC) Change	0.00
Current Period Advances	575,208.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	48,617,039.38	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	4,741,604.40	1.25%	(5)	4.8290	(5.596200)	1.35 or less	7	274,722,719.95	72.38%	(25)	4.7803	(0.401266)
10,000,000 to 19,999,999		4	59,530,632.31	15.68%	(6)	4.7568	2.138514	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	19,236,202.48	5.07%	(5)	4.8040	1.539400
25,000,000 to 49,999,999		4	126,989,304.80	33.46%	(18)	4.6521	0.946981	1.56 to 1.65	3	70,325,529.11	18.53%	(6)	4.5051	1.628374
	50,000,000 or greater	3	188,294,758.89	49.61%	(26)	4.7709	(0.649516)	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	1	15,271,848.86	4.02%	(6)	4.7600	4.245500
								Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	10,325,005.83	2.72%	(9)	4.6850	0.955200
							Lodging	2	89,534,917.17	23.59%	(65)	4.7780	(1.336303)
Georgia	1	25,088,969.99	6.61%	(65)	4.7060	0.064400
							Mixed Use	1	57,679,503.28	15.20%	(5)	4.8450	(0.098200)
Illinois	3	188,294,758.89	49.61%	(26)	4.7709	(0.649516)
							Office	7	198,039,067.24	52.18%	(6)	4.6669	1.065943
Louisiana	1	29,169,718.51	7.69%	(8)	4.1953	1.653500
							Retail	3	34,302,812.71	9.04%	(6)	4.7716	0.377219
Michigan	1	15,271,848.86	4.02%	(6)	4.7600	4.245500
							Totals	13	379,556,300.40	100.00%	(20)	4.7297	0.260115
New Jersey	1	46,272,380.84	12.19%	(6)	4.8750	0.586100

Ohio	1	4,741,604.40	1.25%	(5)	4.8290	(5.596200)

Pennsylvania	4	60,392,013.08	15.91%	(5)	4.7499	1.587898

Totals	13	379,556,300.40	100.00%	(20)	4.7297	0.260115

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	1	29,169,718.51	7.69%	(8)	4.1953	1.653500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	6	158,010,943.71	41.63%	(16)	4.7005	0.931734	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	5	192,375,638.18	50.68%	(25)	4.8347	(0.502809)	49 months or greater	12	379,556,300.40	100.00%	(20)	4.7297	0.260115
	Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115	Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	379,556,300.40	100.00%	(20)	4.7297	0.260115	240 months or less	12	379,556,300.40	100.00%	(20)	4.7297	0.260115
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115	Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	12	379,556,300.40	100.00%	(20)	4.7297	0.260115			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	379,556,300.40	100.00%	(20)	4.7297	0.260115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	0.00	0.00	0.00	N/A	10/01/20	--	64,445,947.18	64,445,947.18	12/01/21
2	304830002	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	N/A	08/01/25	--	66,169,308.43	66,169,308.43	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	0.00	0.00	0.00	N/A	10/06/25	--	57,679,503.28	57,679,503.28	01/06/21
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	0.00	0.00	0.00	N/A	09/06/25	--	46,272,380.84	46,272,380.84	05/06/25
8	695100574	RT	Gettysburg	PA	30/360	4.804%	77,141.40	33,089.10	0.00	N/A	10/06/25	--	19,269,291.58	19,236,202.48	09/06/25
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	95,445.39	80,990.79	0.00	N/A	07/01/25	--	29,250,709.30	29,169,718.51	03/01/26
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	97,250.32	60,559.89	0.00	N/A	10/05/25	--	26,518,795.35	26,458,235.46	12/05/25
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	0.00	0.00	0.00	N/A	10/01/20	--	25,088,969.99	25,088,969.99	04/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	56,697.23	42,530.32	0.00	N/A	09/01/25	--	15,314,379.18	15,271,848.86	12/01/25
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	54,358.23	40,754.43	0.00	N/A	10/06/25	--	14,738,329.57	14,697,575.14	11/06/25
27	623100215	RT	Prattville	AL	Actual/360	4.685%	37,730.47	29,445.86	0.00	N/A	06/06/25	--	10,354,451.69	10,325,005.83	12/06/25
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	21,885.86	5,945,269.03	0.00	N/A	10/06/25	--	5,945,269.03	0.00	03/06/26
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	0.00	0.00	0.00	N/A	10/01/25	--	4,741,604.40	4,741,604.40	04/01/23
Totals							440,508.90	6,232,639.42	0.00				385,788,939.82	379,556,300.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,530,412.00	(5,844,506.00)	01/01/25	09/30/25	09/11/25	39,022,131.67	4,557,009.31	0.00	0.00	0.00	0.00
2	0.00	1,728,205.00	01/01/25	09/30/25	02/11/26	29,835,133.91	1,810,480.71	0.00	0.00	0.00	0.00
3	(321,991.00)	0.00	--	--	08/11/25	57,679,503.28	3,226,907.62	0.00	0.00	0.00	0.00
4	3,436,066.00	2,329,650.00	10/01/24	09/30/25	11/12/25	14,298,654.16	0.00	0.00	0.00	0.00	0.00
8	2,333,061.16	1,136,894.92	01/01/25	06/30/25	03/11/26	6,317,206.47	44,561.79	84,819.21	616,337.43	0.00	0.00
9	12,983,658.15	12,280,620.00	10/01/24	09/30/25	02/11/26	5,054,665.05	0.00	0.00	0.00	0.00	0.00
10	3,197,115.70	3,098,373.00	01/01/25	09/30/25	02/11/26	5,588,570.22	0.00	157,620.45	473,098.50	0.00	0.00
12	570,437.00	398,909.00	01/01/25	06/30/25	05/12/25	25,088,969.99	1,008,421.17	0.00	0.00	0.00	575,000.00
17	5,226,393.00	4,167,205.00	01/01/25	09/30/25	12/11/25	3,856,221.68	0.00	98,552.19	295,659.90	0.00	0.00
18	1,915,386.53	1,785,763.00	01/01/25	09/30/25	03/11/26	0.00	14,969.79	94,663.30	363,755.14	0.00	0.00
27	1,033,784.46	770,052.00	01/01/25	09/30/25	01/12/26	0.00	0.00	67,102.24	201,399.23	18,768.55	0.00
44	548,362.52	355,058.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	170,021.00	0.00	--	--	05/12/25	3,218,516.89	468,304.60	0.00	0.00	0.00	208.00
Totals	33,622,706.52	22,206,224.34				189,959,573.32	11,130,654.99	502,757.39	1,950,250.20	18,768.55	575,208.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
44	695100570	5,930,841.43	Disposition	0.00	0.00
Totals		5,930,841.43		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	1	5,930,841.43	4.729656%	4.462654%	(20)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729601%	4.462047%	(19)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729509%	4.461946%	(18)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729417%	4.465708%	(17)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729321%	4.465609%	(16)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	21	42,519,295.09	4.733303%	4.476553%	(14)
09/17/25	0	0.00	0	0.00	2	62,421,107.68	0	0.00	4	151,956,024.85	0	0.00	1	5,153.52	1	0.00	4.724029%	4.518494%	(11)
08/15/25	0	0.00	0	0.00	3	108,693,488.52	0	0.00	4	151,956,024.85	0	0.00	1	17,768.98	0	0.00	4.708348%	4.532251%	(8)
07/17/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	13,100.09	4	28,894,942.39	4.678868%	4.532387%	(6)
06/17/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	22,514.64	3	16,703,135.23	4.670374%	4.530404%	(5)
05/16/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	1,059.29	2	7,175,167.43	4.672224%	4.541099%	(4)
04/17/25	0	0.00	1	46,380,317.41	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	5,458.64	0	0.00	4.672668%	4.559526%	(2)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	12/01/21	50	5	0.00	0.00	2,382,679.55	69,370,036.78	05/19/20	7			04/14/23
2	304830002	05/01/21	57	5	0.00	0.00	0.00	69,950,190.54	07/21/20	13
3	883100464	01/06/21	61	5	0.00	0.00	996.90	59,929,896.14	07/10/20	7			06/18/24
4	883100463	05/06/25	9	5	0.00	0.00	1,536.00	46,272,380.84	04/17/25	2
8	695100574	09/06/25	5	5	84,819.21	616,337.43	25,684.60	19,437,982.29	10/10/25	2
10	304830010	12/05/25	2	5	157,620.45	473,098.50	14,320.00	26,618,468.34	10/10/25	13
12	304830012	04/01/21	58	5	0.00	0.00	576,302.20	27,419,413.67	06/09/20	7			03/02/21
17	304830017	12/01/25	2	5	98,552.19	295,659.90	0.00	15,386,844.55	09/11/25	13
18	695100572	11/06/25	3	5	94,663.30	363,755.14	0.00	14,844,217.90	10/14/25	13
27	623100215	12/06/25	2	5	67,102.24	201,399.23	47,920.55	10,404,952.50	06/11/25	13
49	304830049	04/01/23	34	5	0.00	0.00	208.00	5,101,197.05	06/09/20	7			06/29/21
Totals					502,757.39	1,950,250.20	3,049,647.80	364,735,580.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		379,556,300	29,169,719	198,430,557		151,956,025
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	379,556,300	29,169,719	0	52,055,090	146,375,467	151,956,025
Feb-26	385,788,940	29,250,709	0	52,187,626	177,483,549	126,867,055
Jan-26	386,050,774	29,321,219	0	25,730,439	179,043,091	151,956,025
Dec-25	386,311,581	29,391,475	0	0	204,964,081	151,956,025
Nov-25	386,584,379	39,896,302	0	0	194,732,052	151,956,025
Oct-25	399,190,131	38,194,958	0	0	209,039,148	151,956,025
Sep-25	484,403,878	190,324,462	0	0	142,123,391	151,956,025
Aug-25	551,397,346	240,662,892	0	0	158,778,429	151,956,025
Jul-25	618,047,144	313,371,547	0	0	152,719,572	151,956,025
Jun-25	652,052,786	377,096,998	0	0	122,999,763	151,956,025
May-25	679,963,420	415,565,706	0	0	112,441,689	151,956,025
Apr-25	688,731,063	424,225,412	0	46,380,317	66,169,308	151,956,025
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	64,445,947.18	69,370,036.78	48,000,000.00	01/13/25	(6,869,541.00)	(1.88160)	09/30/25	10/01/20	234
2	304830002	66,169,308.43	69,950,190.54	93,000,000.00	01/20/26	533,593.00	0.06990	09/30/25	08/01/25	234
3	883100464	57,679,503.28	59,929,896.14	13,700,000.00	05/01/25	(385,337.00)	(0.09820)	12/31/25	10/06/25	234
4	883100463	46,272,380.84	46,272,380.84	36,300,000.00	05/28/25	2,084,445.00	0.58610	09/30/25	09/06/25	233
8	695100574	19,236,202.48	19,437,982.29	14,800,000.00	12/04/25	1,018,175.42	1.53940	06/30/25	10/06/25	234
9	304200001	29,169,718.51	29,169,718.51	89,900,000.00	08/22/25	12,229,117.00	1.65350	09/30/25	07/01/25	234
10	304830010	26,458,235.46	26,618,468.34	23,300,000.00	12/01/25	3,098,373.00	1.63610	09/30/25	10/05/25	234
12	304830012	25,088,969.99	27,419,413.67	9,575,000.00	02/10/25	60,544.00	0.06440	06/30/25	10/01/20	234
17	304830017	15,271,848.86	15,386,844.55	56,200,000.00	07/17/15	3,791,494.75	4.24550	09/30/25	09/01/25	233
18	695100572	14,697,575.14	14,844,217.90	20,700,000.00	11/18/25	1,785,763.00	1.56460	09/30/25	10/06/25	234
27	623100215	10,325,005.83	10,404,952.50	13,600,000.00	07/21/25	770,052.00	0.95520	09/30/25	06/06/25	230
44	695100570	0.00	-	9,300,000.00	08/28/15	336,413.92	1.54400	06/30/25	10/06/25	234
49	304830049	4,741,604.40	5,101,197.05	3,050,000.00	03/13/25	(2,402,336.00)	(5.59620)	12/31/25	10/01/25	174
Totals		379,556,300.40	393,905,299.11	431,425,000.00		16,050,757.09

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	7

The subject is the fee simple interest full service Hilton Suites Hotel located in the Magnificent Mile area of downtown Chicago. The Franchise Agreement expired 12/2025 but was renewed until 12/2026. The property, opened in1990 with 345 all-

suites rooms, ~8,417 sf of meeting area, full service dining areas served by a two leased restaurants , indoor pool, fitness center, and business center. Hotel has three Unions representing various employees serving the Hotel (Valet/Bellman,

Housekeepers, and Enginee rs). Companion Loan: None. PM: GF has been retained. Deferred Maintenance / Repair Issues: Finished exterior wall renovation per City Engineering Report. Security System is being upgraded. Marketing

	Summary: Asset is currently not on market,
2	304830002	OF	IL	07/21/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New judge was appointed . Lender filed a recourse claim. Litigation continues. Transwestern was appointed as receiver and is managing the property. Lender amended the complaint to add the recourse component to the Illinois foreclosure. Case is

	still in the discovery phase. Lend er is trying to re-engage Borrower for a settlement but has not received any reasonable offers.

3	883100464	MU	IL	07/10/20	7

REO Title Date: 6/21/24. The collateral is a mixed-use office/retail/parking property totaling 134,536 SF, comprising 54,131 SF of retail space, 14,400 SF of office space, and a 66,000 SF (166-space) indoor parking garage located at the base of the P almer House Hilton hotel (non-collateral, sponsor-owned; $333.2MM loan in JPMCC 2018-PHH, currently SS with Situs), the second-largest hotel in Chicago, IL. The property is located on State Street in the Loop neighborhood of

Chicago, Cook County. The former parking operator, T-1 Ampco System Parking, exercised its one-time termination right in July 2020 and vacated the premises; the new operator, SP Plus, operates under an agreement with Rental Income based on NOI. The property is in good co ndition with no DM or repair issues. A new leasing agreement has been reached with a local boutique retail leasing firm. A separate, new retail lease is under negotiation for 1,905 SF with a three-year term. Real estate taxes were appealed and reduced from $1.7MM per year to $1.0MM per year. The asset is not currently on the market. Friedman is the property manager, and Stone Realty is the leasing broker. The new lease in negotiation

	for 1,905 SF is with Mood Fabrics. There are no immediate cape x needs at the property.
4	883100463	OF	NJ	04/17/25	2

The Loan transferred for delinquent payments. Notice of Default has been sent to the Borrower. Legal counsel filed the foreclosure complaint on 9/25 Collateral consists of eight (8) single-story class-B office buildings in 2 complexes on opposite sid es of Fellowship Road, referred to as the Fellowship Road Complex and the Gaither Drive Complex, consisting of combined 515,614 SF of NRA and situated on a combined 50.721 acres of land in Mount Laurel, NJ. Fellowship Road

Complex consists of 3 buildings, totaling 182,018 SF on 16 acres. Gaither Drive Complex consists of 5 buildings, 333,596 SF on 34 acres. The buildings were developed between 1983 & 1987. As of 9/30/25, the Property is 47% occupied

	with NOI/SDCR: $2.3MM/0.66x. Continuing discussions with Borrower over possible alternative to foreclosing.
8	695100574	RT	PA	10/10/25	2
	Lender is dual-tracking foreclosure while continuing workout discussions.

9	304200001	OF	LA	07/15/25	13

The loan transferred to the Special Servicer on 7/15/25 after the loan was not paid off on the 7/1/25 maturity. The loan is secured by an office property in New Orleans, LA. The property generated $13.1M of NOI and was 78% occupied as of

	6/30/25. Cash management is in place. Lender has engaged counsel and will dual track foreclosure with workout discussions. Borrower has not provided a workout proposal for Lender to consider.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	304830010	OF	PA	10/10/25	13

The Loan transferred to Special Servicing on 10/10/2025 for maturity default. The Loan is secured by two 5-story buildings totaling 212,328 square feet located in the Parkway West submarket of Pittsburgh, PA. As of 09/30/25, the buildings were 65. 8% leased and had NOI/DSCR: $3.09MM/1.64x. A Notice of Default has been sent to the Borrower and legal counsel is in the process of being retained. The Loan is under cash management and all excess cash is being trapped.

12	304830012	LO	GA	06/09/20	7

REO Title Date: 3/21/2021. The Franchise Agreement with Hilton expired on 12/31/2025. The Hotel is operating as a Wyndham branded hotel effective as of 1/1/2026. LNR negotiated a new FA with Wyndham. The subject is the fee simple interest full servic e Wyndham Hotel located in the Central Perimeter Market of Atlanta, GA. The property, which opened in 1987, features 224 all-suites rooms, ~7,000 sf of meeting area, full service dining area, outdoor pool, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: none at this time. Taxes protest has been successful with a reduced value of ~$14MM vs. ~$24MM, resulting in a tax savings of ~$137K. 2024 appeal is

	underway. Marketing Summary: Asset is currently not on market.
17	304830017	OF	MI	09/11/25	13

The Loan was transferred to the Special Servicer on 9/11/2025 due to Maturity Default. The collateral consists of a 508,000 SF mixed-use office and retail building in Detroit, MI, built in 1980 and renovated between 2012-2015. The Property's major tenants include Henry Ford Health Systems (165,827 SF / 32.64% of NRA / LXP 10/31/2036), Central Care Management Organization (21,398 SF / 4.21% of NRA / LXP 3/31/2029), and State Appellate Defender Office (20,548 SF / 4.05%

of NRA / LXP 4/30/2035). As of 1/14/2 026, the Property is 71.2% occupied and reports an annualized NOI/DSCR of $4.32MM/1.82x. Lender has approved the Seventh and Eighth Amendment of Lease in favor of Henry Ford Health Systems

("Tenant", T1), extending its Lease to from 12/31/2027 to 9/30/203 6 and expanding their premises by 17,611 SF on 3/26 and 7,814 SF on 5/26. Tenant retains two add'l renewal options of seven years each. Modification discussions remain

	ongoing; however, no modification or workout agreement has been reached to date. The Le nder will continue to gather information from the Borrower while reserving all rights under the Loan Documents.
18	695100572	OF	PA	10/14/25	13

The Loan transferred to Special Servicing on 10/16/2025 for maturity default. The Loan is secured by three, four story Class-B buildings in Pittsburgh, PA As of 9/30/25, the buildings were 72.7% leased and had NOI/DSCR: $1.78MM/1.56x. A

	Notice of Default has been sent to the Borrower and legal counsel has been engage to start enforcement actions. Cash management is in place and excess cash is being trapped.

27	623100215	RT	AL	06/11/25	13

The loan transferred to the Special Servicer on 6/12/25 after it was not paid off upon the 6/6/25 maturity date. The collateral is a shadow anchored shopping center in Prattville, AL. Lender has engaged counsel and will dual track remedies with

	worko ut discussions. The property is under contract for sale and Borrower has requested a DPO.

44	695100570	MF	OH	12/24/25	8
	Special Servicer comments are not available for this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is part of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 2/27/26, the property is 100% leased & occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Parking lot needs sealing and restriping, expected to complete once the asphalt plants open. Leasing: Dick's has opened. Marketing: The Property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13	4.28700%	10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
8	695100574	0.00	4.80400%	0.00	4.80400%	9	10/12/22	11/06/22	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	9	12/10/22	11/06/22	08/11/20
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
33	304830033	0.00	4.88000%	0.00	4.88000%	8	11/08/21	11/08/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575	11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
26	304830026	07/15/22	12,366,332.09	4,950,000.00	6,090,395.60	1,404,436.20	5,591,623.08	4,187,186.88	8,179,145.21	0.00	306,258.83	7,872,886.38	57.67%
34	883100502	10/20/25	7,881,256.86	21,300,000.00	8,408,004.21	171,716.63	8,408,004.21	8,236,287.58	0.00	0.00	186.00	(186.00)	0.00%
38	304830038	01/18/22	6,819,080.90	12,650,000.00	17,700,009.90	8,321,652.64	17,261,221.71	8,939,569.07	0.00	0.00	7,184.43	(7,184.43)	0.08%
44	695100570	03/17/26	5,945,269.03	9,300,000.00	6,514,488.23	442,523.39	6,514,488.23	6,071,964.84	0.00	0.00	0.00	0.00	0.00%
47	883100507	10/20/25	5,254,170.67	12,500,000.00	5,624,602.07	133,739.66	5,624,602.07	5,490,862.41	0.00	0.00	0.00	0.00	0.00%
58	883100429	04/17/23	3,653,728.20	2,700,000.00	3,000,000.00	1,102,587.61	2,762,213.44	1,659,625.83	1,994,102.37	0.00	169,000.27	1,825,102.10	40.55%
65	883100481	10/20/25	2,851,100.81	9,090,000.00	3,078,276.15	98,740.23	3,078,276.15	2,979,535.92	0.00	0.00	0.00	0.00	0.00%
66	883100497	10/20/25	2,826,662.57	8,920,000.00	3,052,365.11	98,368.33	3,052,365.11	2,953,996.78	0.00	0.00	0.00	0.00	0.00%
68	883100480	10/20/25	1,946,894.19	5,600,000.00	2,147,081.43	112,652.35	2,147,081.43	2,034,429.08	0.00	0.00	0.00	0.00	0.00%
69	883100503	10/20/25	704,628.64	2,650,000.00	815,224.71	78,851.19	815,224.71	736,373.52	0.00	0.00	(1,853.95)	1,853.95	0.21%
70	883100511	10/20/25	2,606,720.53	6,550,000.00	2,855,271.86	131,131.57	2,855,271.86	2,724,140.29	0.00	(609.56)	(609.56)	609.56	0.01%
75	883100483	10/20/25	1,132,293.74	3,200,000.00	1,263,719.29	80,419.16	1,263,719.29	1,183,300.13	0.00	0.00	(609.56)	609.56	0.04%
76	883100500	10/20/25	1,071,199.77	3,036,000.00	1,199,543.14	80,089.23	1,199,543.14	1,119,453.91	0.00	(609.56)	(2,463.51)	2,463.51	0.18%
77	883100499	10/20/25	2,138,325.59	5,870,000.00	2,324,419.10	89,938.97	2,324,419.10	2,234,480.13	0.00	0.00	0.00	0.00	0.00%
79	883100475	10/20/25	1,071,199.77	3,380,000.00	1,215,761.09	96,294.70	1,215,761.09	1,119,466.39	0.00	0.00	0.00	0.00	0.00%
80	883100493	10/20/25	875,695.94	2,600,000.00	995,108.44	79,965.53	995,108.44	915,142.91	0.00	0.00	(1,853.95)	1,853.95	0.17%
81	883100477	10/20/25	1,731,024.61	4,650,000.00	1,891,979.68	82,967.41	1,891,979.68	1,809,012.27	0.00	0.00	(609.56)	609.56	0.02%
82	883100492	10/20/25	1,173,023.48	4,000,000.00	1,324,147.87	98,281.81	1,324,147.87	1,225,866.06	0.00	(99.69)	(99.69)	99.69	0.00%
83	883100488	10/20/25	541,709.42	2,000,000.00	652,408.83	86,296.98	652,408.83	566,111.85	0.00	0.00	0.00	0.00	0.00%
84	883100485	10/20/25	1,669,930.78	5,100,000.00	1,827,669.58	82,511.38	1,827,669.58	1,745,158.20	0.00	0.00	0.00	0.00	0.00%
85	883100514	10/20/25	1,629,200.89	3,610,000.00	1,809,378.95	106,781.94	1,809,378.95	1,702,597.01	0.00	0.00	186.00	(186.00)	0.00%
86	883100490	10/20/25	1,486,645.87	3,875,000.00	1,657,692.49	104,075.42	1,657,692.49	1,553,617.07	0.00	0.00	(186.00)	186.00	0.01%
87	883100505	10/20/25	1,445,916.06	4,100,000.00	1,614,414.85	103,361.55	1,614,414.85	1,511,053.30	0.00	0.00	(609.56)	609.56	0.03%
88	883100506	10/20/25	1,335,944.21	3,950,000.00	1,477,230.52	81,103.75	1,477,230.52	1,396,126.77	0.00	0.00	(1,853.95)	1,853.95	0.11%
89	883100508	10/20/25	1,250,410.62	3,860,000.00	1,387,992.90	81,248.44	1,387,992.90	1,306,744.46	0.00	0.00	(609.56)	609.56	0.03%
Current Period Totals			5,945,269.03	9,300,000.00	6,514,488.23	442,523.39	6,514,488.23	6,071,964.84	0.00	0.00	0.00	0.00
Cumulative Totals			84,159,255.11	174,741,000.00	89,024,703.41	13,676,160.38	87,849,356.14	74,173,195.76	14,153,044.35	(1,318.81)	436,219.24	13,716,825.11

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/26	79,349.84	0.00	0.00	0.00	0.00	79,349.84	0.00	0.00	3,524,650.61
		02/18/26	173,093.91	0.00	0.00	0.00	0.00	173,093.91	0.00	0.00
		01/16/26	108,215.78	0.00	0.00	0.00	0.00	108,215.78	0.00	0.00
		12/17/25	119,098.76	0.00	0.00	0.00	0.00	119,098.76	0.00	0.00
		11/18/25	220,091.43	0.00	0.00	0.00	0.00	220,091.43	0.00	0.00
		10/20/25	2,368,124.75	0.00	0.00	0.00	0.00	2,368,124.75	0.00	0.00
		09/17/25	175,770.76	0.00	0.00	0.00	0.00	175,770.76	0.00	0.00
		08/15/25	165,487.69	0.00	0.00	0.00	0.00	165,487.69	0.00	0.00
		07/17/25	108,490.14	0.00	0.00	0.00	0.00	108,490.14	0.00	0.00
		06/17/25	6,927.55	0.00	0.00	0.00	0.00	6,927.55	0.00	0.00
		08/17/22	0.00	956,860.68	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	174.36	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	541.62	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	170.14	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	4,015,033.68	0.00	0.00	0.00	0.00	0.00	0.00
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
26	304830026	07/17/25	0.00	0.00	7,872,886.38	0.00	0.00	550.00	0.00	0.00	7,872,886.38
		02/18/25	0.00	0.00	7,872,336.38	0.00	0.00	11.05	0.00	0.00
		01/17/25	0.00	0.00	7,872,325.33	0.00	0.00	(961.82)	0.00	0.00
		09/15/23	0.00	0.00	7,873,287.15	0.00	0.00	(237,199.21)	0.00	0.00
		02/17/23	0.00	0.00	8,110,486.36	0.00	0.00	2,634.10	0.00	0.00
		01/18/23	0.00	0.00	8,107,852.26	0.00	0.00	117.50	0.00	0.00
		12/16/22	0.00	0.00	8,107,734.76	0.00	0.00	460.66	0.00	0.00
		10/17/22	0.00	0.00	8,107,274.10	0.00	0.00	26,870.29	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	304830026	09/16/22	0.00	0.00	8,080,403.81	0.00	0.00	(99,941.40)	0.00	0.00
		08/17/22	0.00	0.00	8,180,345.21	0.00	0.00	1,200.00	0.00	0.00
		07/15/22	0.00	0.00	8,179,145.21	0.00	0.00	8,179,145.21	0.00	0.00
34	883100502	02/18/26	0.00	0.00	(186.00)	0.00	0.00	(186.00)	0.00	0.00	(186.00)
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	304830038	01/18/23	0.00	0.00	(7,184.43)	0.00	0.00	(10,533.54)	0.00	0.00	(7,184.43)
		09/16/22	0.00	0.00	3,349.11	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	3,314.84	0.00	0.00	175.03	0.00	0.00
		07/15/22	0.00	0.00	3,139.81	0.00	0.00	2,253.69	0.00	0.00
		06/17/22	0.00	0.00	886.12	0.00	0.00	174.36	0.00	0.00
		05/17/22	0.00	0.00	711.76	0.00	0.00	541.62	0.00	0.00
		03/17/22	0.00	0.00	170.14	0.00	0.00	170.14	0.00	0.00
		01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	695100570	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	883100507	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	883100429	10/20/25	0.00	0.00	1,825,102.10	0.00	0.00	210.00	0.00	0.00	1,825,102.10
		08/16/24	0.00	0.00	1,824,892.10	0.00	0.00	6,040.35	0.00	0.00
		07/17/24	0.00	0.00	1,818,851.75	0.00	0.00	(2,139.37)	0.00	0.00
		05/17/24	0.00	0.00	1,820,991.12	0.00	0.00	2,500.00	0.00	0.00
		01/18/24	0.00	0.00	1,818,491.12	0.00	0.00	9,064.15	0.00	0.00
		11/17/23	0.00	0.00	1,809,426.97	0.00	0.00	(67.50)	0.00	0.00
		10/17/23	0.00	0.00	1,809,494.47	0.00	0.00	551.10	0.00	0.00
		09/15/23	0.00	0.00	1,808,943.37	0.00	0.00	(55,108.66)	0.00	0.00
		08/17/23	0.00	0.00	1,864,052.03	0.00	0.00	3,900.40	0.00	0.00
		07/17/23	0.00	0.00	1,860,151.63	0.00	0.00	(133,950.74)	0.00	0.00
		04/17/23	0.00	0.00	1,994,102.37	0.00	0.00	1,994,102.37	0.00	0.00
65	883100481	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	883100497	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	883100480	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	883100503	02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00	1,853.95

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
69	883100503	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	883100511	03/17/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	883100483	02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	883100500	03/17/26	0.00	0.00	2,463.51	0.00	0.00	609.56	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	883100499	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	883100475	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	883100493	02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00	1,853.95
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
81	883100477	02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	883100492	03/17/26	0.00	0.00	99.69	0.00	0.00	99.69	0.00	0.00	99.69
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
83	883100488	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	883100485	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	883100514	02/18/26	0.00	0.00	(186.00)	0.00	0.00	(186.00)	0.00	0.00	(186.00)
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
86	883100490	02/18/26	0.00	0.00	186.00	0.00	0.00	186.00	0.00	0.00	186.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	883100505	02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
88	883100506	02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00	1,853.95
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
89	883100508	02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			79,349.84	0.00	709.25	0.00	0.00	80,668.65	0.00	0.00	80,668.65
Cumulative Totals			3,524,650.61	4,972,780.48	13,716,825.11	0.00	0.00	17,241,475.72	0.00	0.00	17,241,475.72

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	12,531.16	0.00	0.00	0.00	0.00	240,898.95	0.00	0.00	0.00	0.00
2	0.00	0.00	12,866.25	0.00	0.00	0.00	0.00	240,444.56	0.00	0.00	0.00	0.00
3	0.00	0.00	11,215.46	0.00	0.00	0.00	0.00	217,355.59	0.00	0.00	0.00	0.00
4	0.00	0.00	8,997.41	0.00	0.00	0.00	0.00	175,449.44	0.00	0.00	0.00	0.00
8	0.00	0.00	4,014.44	0.00	0.00	25,263.56	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,687.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,156.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,878.41	0.00	0.00	0.00	0.00	91,831.21	0.00	0.00	0.00	0.00
17	0.00	0.00	2,977.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	(3,500.00)	0.00	0.00	(6,012.24)	0.00	0.00	(330.83)	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	17,808.94	0.00	0.00	0.00	0.00
Total	0.00	0.00	75,325.00	0.00	0.00	19,251.32	0.00	983,788.70	(330.83)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,078,034.19

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30